Scope of consolidation - Schedule of Net Cash Outflows Related to the Acquistion (Details) € in Thousands	2 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Consideration paid	€ (6,246)
Cash and cash equivalents acquired	2,657
Net cash outflow - Investing activities	€ (3,589)